Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 30,327	$ 36,639
Adjustments to reconcile net income to net cash used in operating activities:
Net income received or to be received by digital assets	(92,314)	(161,789)
Equipment written off	168
Realized gain on sale of digital assets	(2,426)	(22,982)
Unrealized gain on digital assets receivables or payables	(5,170)
Unrealized (gain)/loss on digital assets	(15,074)	4,603
Depreciation of equipment:
- Servers, computers, and network equipment	752	22
- Mining equipment	12,525	12,194
Interest expense		3,056
Share based compensation	299
Earnings from equity method investments	(71)
Deferred income tax	1,876	5,228
Changes in operating assets and liabilities:
Accounts receivable	106
Prepayments	(5,371)	(2,425)
Inventory		(366)
Amount due from/(due to) related parties	4,565	(38,131)
Other current assets	2,276	(4,413)
Deposit receivables		(324)
Accounts payable	10,826	2,139
Taxes (credit)/payable	(156)	2,221
Accrued expenses and other payables	2,563	448
Net cash used in operating activities	(54,299)	(163,880)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of digital assets	76,833	130,643
Purchase of digital assets	(10,500)	(14,011)
Acquisition of subsidiaries, net of cash acquired	(9,880)
Purchases of equipment	(7,610)	(36)
Net cash provided by investing activities	48,843	116,596
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of ordinary shares	431	75,187
Payment of issuance costs		(11,560)
Net cash provided by financing activities	431	63,627
Net change in cash and cash equivalents	(5,025)	16,343
Cash and cash equivalents at beginning of the periods	45,111	32,005
Cash and cash equivalents at end of the periods	40,086	48,348
SUPPLEMENTAL INFORMATION
Cash paid for interest	96
Cash paid for income tax	482	628
Supplemental non-cash operating activities
Net digital assets provided by operating activities	93,509	172,854
Supplemental non-cash investing activities
Net digital assets used in investing activities	(57,089)	(116,632)
Supplemental non-cash financing activities
Proceeds from long term-loans-digital assets	$ 5,000